SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions							1 Months Ended	12 Months Ended
	Jul. 03, 2025 Share $ / shares	Jun. 20, 2025 USD ($) Share $ / shares shares	Jun. 11, 2025 USD ($) Share $ / shares shares	Dec. 11, 2024 Share $ / shares	Dec. 03, 2024 Share $ / shares	Nov. 08, 2024 Share $ / shares	Jun. 30, 2025 CAD ($) Share $ / shares shares	May 31, 2025 CAD ($) Share shares $ / shares	May 31, 2025 $ / shares	May 31, 2024 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from public offering | $								$ 5,166,739
Number of stock options granted								1,136,169		436,004
Options exercisable period								4 years 6 months 29 days		5 years 8 months 15 days
Exercise price of stock options granted | $ / shares								$ 7.1821		$ 3.7278
Number of options exercised								206,378		188,462
Exercise price of options exercised | $ / shares								$ 4.0335		$ 2.5279
Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants or units granted | shares								493,076
Option Exercise 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised								69,500		69,231
Exercise price of options exercised | $ / shares								$ 2.1125		$ 2.438
Option Exercise 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised								37,692		23,077
Exercise price of options exercised | $ / shares								$ 2.34		$ 3.413
Option Exercise 3 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised								13,154		23,077
Exercise price of options exercised | $ / shares								$ 3.25		$ 2.113
Option Exercise 4 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised								23,798		13,538
Exercise price of options exercised | $ / shares								$ 3.5424		$ 2.34
Option Exercise 5 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised								20,615		13,385
Exercise price of options exercised | $ / shares								$ 4.843		$ 3.25
Public Offering [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants or units granted				1,123	5,000	47,058		53,181
Exercise price of warrants issued | $ / shares				$ 4.675	$ 4.675	$ 4.675			$ 4.675
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options | $							$ 837,561
Subsequent Events [Member] | Restricted Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants or units granted	100,000
Description of vesting requirements	The RSUs will vest in three tranches, with the 35,000 RSUs vesting immediately upon the date of grant, 35,000 RSUs vesting on the date which is 6 months following the date of grant, and 30,000 RSUs vesting on the date which is 12 months following the date of grant. All 743,500 of the options, 100,000 of the RSUs, and the common shares underlying such options and RSUs are subject to a hold period of four months and one day from the date of issuance.
Subsequent Events [Member] | Finder Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised							47,004
Exercise price of warrants exercised | $ / shares							$ 5.2
Subsequent Events [Member] | Option Exercise 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							146,444
Exercise price of options exercised | $ / shares							$ 2.1125
Subsequent Events [Member] | Option Exercise 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							21,000
Exercise price of options exercised | $ / shares							$ 2.34
Subsequent Events [Member] | Option Exercise 3 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							48,616
Exercise price of options exercised | $ / shares							$ 3.25
Subsequent Events [Member] | Option Exercise 4 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							9,000
Exercise price of options exercised | $ / shares							$ 3.5425
Subsequent Events [Member] | Option Exercise 5 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							6,885
Exercise price of options exercised | $ / shares							$ 6.5
Subsequent Events [Member] | November 2024 Share Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised							50,119
Shares issued on exercise of warrants | shares							24,742
Warrants cancelled							25,377
Subsequent Events [Member] | Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			947,868
Proceeds from public offering | $			$ 8.0
Subsequent Events [Member] | Public Offering [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants or units granted			473,934
Combined public offering price per common share and half warrant | $ / shares			$ 8.44
Exercise price of warrants issued | $ / shares			$ 10.13
Subsequent Events [Member] | Over-Allotment Option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		142,180
Proceeds from public offering | $		$ 1.2
Subsequent Events [Member] | Over-Allotment Option [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants or units granted		71,090
Exercise price of warrants issued | $ / shares		$ 10.13
Subsequent Events [Member] | Omnibus Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	743,500
Options exercisable period	5 years
Exercise price of stock options granted | $ / shares	$ 13.5